Dec. 01, 2021
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESDWS ESG Liquidity FundEffective on or about December 31, 2021, the following information replaces similar existing disclosure contained under the “Management process” sub-heading of the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectuses, and under the “Management process” sub-heading under the “PRINCIPAL INVESTMENT STRATEGIES” heading of the summary section and under the “PRINCIPAL INVESTMENT STRATEGIES” heading within the “FUND DETAILS” section of the fund’s prospectuses.In addition to considering financial information, the security selection process also evaluates a company based on ESG criteria. With the exception of municipal securities, a company’s performance across certain ESG criteria is summarized in a proprietary ESG rating which is determined by DWS on the basis of data obtained from multiple third party ESG data providers, public sources and internal research-based assessments. Companies with an ESG rating above a minimum threshold determined by the Advisor are deemed to meet the Advisor’s sustainability criteria. Portfolio management may use its discretion in considering application of internal assessments on a security’s proprietary ESG rating.The proprietary ESG rating for each company is derived from multiple factors, including:■Level of involvement in controversial sectors and weapons;■Adherence to corporate governance principles (including, but not limited to: composition, effectiveness and independence of the board of directors; remuneration; and relations with shareholders, including shareholder voting rights);■ESG performance relative to a peer group of companies; and■Efforts to meet the United Nations’ Sustainable Development Goals.Please Retain This Supplement for Future Reference